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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

c/o WB Capital Management

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger, Esq.	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	DONALD F. BURT, ESQ.

1415 28th STREET, SUITE 200                                                    CLINE, WILLIAMS, WRIGHT, JOHNSON & WEST DES MOINES, IOWA 50266                                             OLDFATHER

                                                                                                        1900 U.S. BANK BUILDING, 233 S. 13TH STREET

LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 09/30/2009

ITEM 1. SCHEDULE OF PORTFOLIO HOLDINGS

IPAIT - Iowa Public Agency Investment Trust Diversified
09/30/09

Principal	Description	Amortized Cost

Govt & Agency Sec
4,000,000.00	FFCB	4,097,441.97
	4.750% Due 05/07/10
	31331XWL2
6,000,000.00	FFCB Variable	6,000,000.00
	Var Due 11/04/10
	31331GDY2
1,000,000.00	FFCB Variable	997,493.13
	Var Due 06/22/10
	31331SG64
5,000,000.00	FFCB Variable	5,002,366.69
	Var Due 02/11/10
	31331SPG2
2,000,000.00	FHLB	2,032,674.52
	3.460% Due 04/15/10
	3133X5TY4
1,000,000.00	FHLB	1,014,919.66
	4.210% Due 02/23/10
	3133XAT72
2,000,000.00	FHLB	2,050,438.85
	5.000% Due 04/21/10
	3133XBFL4
6,000,000.00	FHLB	6,152,745.79
	4.250% Due 06/11/10
	3133XBTH8
6,000,000.00	FHLB	6,107,792.37
	5.000% Due 03/12/10
	3133XJUS5
910,000.00	FHLB	918,255.00
	3.750% Due 01/08/10
	3133XNTD1
4,000,000.00	FHLB	4,034,206.89
	2.375% Due 04/30/10
	3133XQ5C2
1,000,000.00	FHLB	1,002,364.42
	1.030% Due 02/19/10
	3133XT5D4
6,000,000.00	FHLB	6,001,238.89
	0.820% Due 04/28/10
	3133XTJV9
6,000,000.00	FHLB	5,998,866.64
	0.550% Due 06/04/10
	3133XTUA2
6,000,000.00	FHLB	5,999,484.88
	0.560% Due 06/18/10
	3133XTZ66

6,000,000.00	FHLB	5,999,667.49
	0.550% Due 07/15/10
	3133XU6X6
6,000,000.00	FHLB	6,000,080.95
	0.310% Due 01/22/10
	3133XUDZ3
6,000,000.00	FHLB DN	5,993,644.37
	0.000% Due 12/08/09
	313385QF6
8,000,000.00	FHLB Variable	7,997,721.39
	Var Due 01/08/10
	3133XRSX9
18,000,000.00	FHLB Variable	18,000,014.59
	Var Due 03/02/10
	3133XS5S3
7,000,000.00	FHLB Variable	7,000,152.90
	Var Due 10/13/09
	3133XSGZ5
2,250,000.00	FHLMC	2,252,909.62
	4.200% Due 10/14/09
	3128X1S73
1,860,000.00	FHLMC	1,870,149.33
	4.125% Due 11/30/09
	3137EABB4
2,000,000.00	FHLMC	2,022,687.39
	2.375% Due 05/28/10
	3137EABH1
13,000,000.00	FHLMC DN	12,988,844.17
	0.000% Due 11/16/09
	313397PH8
8,000,000.00	FHLMC Variable	7,999,765.92
	Var Due 10/08/09
	3128X7JB1
555,000.00	FNMA	566,621.00
	4.750% Due 04/19/10
	31359MB28
8,006,000.00	FNMA	8,178,209.63
	4.125% Due 05/15/10
	31359MC92
2,300,000.00	FNMA	2,328,303.35
	4.300% Due 02/17/10
	31359MXS7
4,670,000.00	FNMA	4,697,046.61
	3.875% Due 12/10/09
	31398AJX1
6,069,000.00	FNMA	6,116,963.38
	3.250% Due 02/10/10
	31398AKX9
13,000,000.00	FNMA DN	12,994,571.83
	0.000% Due 10/26/09
	313589NL3

6,000,000.00	FNMA DN	5,981,770.14
	0.000% Due 01/25/10
	313589SF1
13,000,000.00	FNMA Variable	12,987,648.14
	Var Due 02/12/10
	31398ATK8
3,500,000.00	U.S. Treasury Note	3,533,158.28
	3.625% Due 01/15/10
	912828DG2
192,120,000.00	TOTAL Govt & Agency Sec	192,920,220.18	37.97%

Short-Term Invest
1,000,000.00	American Bank-LeMars	1,000,000.00
	1.550% Due 10/22/09
	CD9992909
4,000,000.00	American State Bk-SC	4,000,000.00
	1.000% Due 06/23/10
	CD9994954
5,000,000.00	CDARS West Bank	5,000,000.00
	0.800% Due 03/11/10
5,000,000.00	CDARS West Bank	5,000,000.00
	0.800% Due 03/18/10
	9292428R9
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 09/02/10
	9292428N8
5,000,000.00	CDARS West Bank	5,000,000.00
	1.350% Due 09/23/10
7,003,521.34	Citizens Bk NOW Acct	7,003,521.34
	Variable
	SA6000267
900,000.00	First St-Ida Grove	900,000.00
	0.550% Due 11/20/09
	CD9995597
10,012,333.82	FNB Omaha NOW Acct	10,012,333.82
	SA6000242
5,006,010.61	Freedom Bk NOW Acct	5,006,010.61
	SA6000259
1,000,000.00	Maquoketa State Bank	1,000,000.00
	1.750% Due 01/20/10
	CD9993238
1,000,000.00	Peoples Bk-Rock Vall	1,000,000.00
	1.450% Due 10/26/09
	CD9993311
500,000.00	Peoples Savings Bank	500,000.00
	0.600% Due 03/16/10
	CD9995688
79,891,223.70	Wells Fargo NOW #2	79,891,223.70
	SAA500089
30,079,000.00	Wells Fargo NOW #3	30,079,000.00
	SAA500113
134,810,000.00	Wells Fargo NOW Acct	134,810,000.00
	SAA500014
20,005,041.38	West Bank NOW Acct	20,005,041.38
	SA6000457
315,207,130.85	TOTAL Short-Term Invest	315,207,130.85	62.03%

507,327,130.85	TOTAL PORTFOLIO	508,127,351.03

IPAITDGO - Iowa Public Agency Investment Trust DGO
09/30/09

Principal	Description	Amortized Cost

Govt & Agency Sec
250,000.00	PEFCO	254,280.57
	7.200% Due 01/15/10
	742651CP5
500,000.00	U.S. Treasury Bill	499,282.01
	0.000% Due 12/17/09
	912795S69
500,000.00	U.S. Treasury Bill	498,327.01
	0.000% Due 07/01/10
	912795U66
500,000.00	U.S. Treasury Bill	498,450.60
	0.000% Due 06/10/10
	912795UT6
500,000.00	U.S. Treasury Bill	498,575.14
	0.000% Due 06/17/10
	912795UU3
1,000,000.00	U.S. Treasury Note	1,022,317.16
	6.500% Due 02/15/10
	9128275Z1
500,000.00	U.S. Treasury Note	522,656.52
	5.750% Due 08/15/10
	9128276J6
500,000.00	U.S. Treasury Note	508,293.50
	4.000% Due 03/15/10
	912828DP2
500,000.00	U.S. Treasury Note	509,718.56
	4.000% Due 04/15/10
	912828DR8
500,000.00	U.S. Treasury Note	510,156.28
	3.875% Due 05/15/10
	912828DU1
500,000.00	U.S. Treasury Note	513,677.91
	3.875% Due 07/15/10
	912828DZ0
500,000.00	U.S. Treasury Note	512,887.67
	4.500% Due 05/15/10
	912828GR5
500,000.00	U.S. Treasury Note	502,613.22
	2.125% Due 01/31/10
	912828HP8
500,000.00	U.S. Treasury Note	502,725.38
	1.750% Due 03/31/10
	912828HU7
500,000.00	U.S. Treasury Note	504,573.74
	2.125% Due 04/30/10
	912828HX1

500,000.00	U.S. Treasury Note	506,959.83
	2.625% Due 05/31/10
	912828JA9
1,000,000.00	U.S. Treasury Note	1,017,956.44
	2.875% Due 06/30/10
	912828JC5
1,000,000.00	U.S. Treasury Note	1,018,963.20
	2.750% Due 07/31/10
	912828JF8
1,000,000.00	U.S. Treasury Note	1,017,068.80
	2.375% Due 08/31/10
	912828JJ0
11,250,000.00	TOTAL Govt & Agency Sec	11,419,483.54	23.20%

Short-Term Invest
500,000.00	CDARS West Bank	500,000.00
	0.800% Due 03/11/10
500,000.00	CDARS West Bank	500,000.00
	0.800% Due 03/18/10
	9292428R9
500,000.00	CDARS West Bank	500,000.00
	0.800% Due 03/04/10
	9292428P3
500,000.00	CDARS West Bank	500,000.00
	1.350% Due 09/23/10
500,000.00	CDARS West Bank	500,000.00
	0.500% Due 12/03/09
	9292428Q1
20,108,776.30	Wells Fargo NOW #2	20,108,776.30
	SAA500089
15,190,000.00	Wells Fargo NOW Acct	15,190,000.00
	SAA500014
37,798,776.30	TOTAL Short-Term Invest	37,798,776.30	76.80%

49,048,776.30	TOTAL PORTFOLIO	49,218,259.84

ITEM 2. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF NOVEMBER 23, 2009, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B)   THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S LAST FISCAL QUARTER THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

(A)   CERTIFICATIONS FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Dianne Kiefer, Chair and Trustee

Date: November 24, 2009

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

By

Doug Gulling, Chief Executive Officer, November 24, 2009

By

Amy Mitchell, Chief Financial Officer, November 24, 2009